Bank Loans and Notes Payables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Borrowings

Expressed in millions of Mexican pesos.	2026	2027	2028	2029	2030	2031 and following years	Carrying value as of December 31, 2025	Fair value as of December 31, 2025	Carrying value as of December 31, 2024

Short- term debt:
Fixed rate debt:
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	345
Interest rate (1)	—%	—%	—%	—%	—%	—%	—%		10.40%
Argentine pesos
Bank loans	634	—	—	—	—	—	634	634	638
Interest rate (1)	36.22%	—%	—%	—%	—%	—%	36.22%		50.11%
Uruguayan pesos
Bank loans	—	—	—	—	—	—	—	—	46
Interest rate (1)	—%	—%	—%	—%	—%	—%	—%		10.75%
Subtotal	634	—	—	—	—	—	634	634	1,029
Variable rate debt:
Mexican pesos
Bank loans	3,000	—	—	—	—	—	3,000	3,000	—
Interest rate (1)	7.72%	—%	—%	—%	—%	—%	7.72%
Colombian pesos
Bank loans	398	—	—	—	—	—	398	398	414
Interest rate (1)	10.53%	—%	—%	—%	—%	—%	10.53%		10.36%
Short- term debt	4,032	—	—	—	—	—	4,032	4,032	1,443

Long- Term Debt:
Fixed rate debt:

U.S. Dollar
Yankee bond (2)	—	—	—	—	18,576	29,308	47,885	46,069	43,504
Interest rate (1)	—%	—%	—%	—%	2.75%	3.86%	3.43%		3.06%
Bank loans	—	—	—	—	—	—	—	—	138
Interest rate (1)	—%	—%	—%	—%	—%	—%	—%		6.73%
Mexican pesos
Senior notes	—	8,497	9,959	5,494	—	—	23,949	23,952	23,948
Interest rate (1)	—%	7.87%	7.36%	9.95%	—%	—%	8.13%		8.13%
Colombian pesos
Bank loans	359	—	—	—	—	—	359	359	—
Interest rate (1)	9.94%	—%	—%	—%	—%	—%	9.94%
Subtotal	359	8,497	9,959	5,494	18,576	29,308	72,193	70,380	67,590
Variable rate debt:
U.S. Dollar
Mexican pesos
Senior notes	2,934	—	—	—	—	—	2,934	2,934	4,655
Interest rate (1)	7.58%	—%	—%	—%	—%	—%	7.58%		10.48%
Colombian pesos
Bank loans	616	—	—	—	—	—	616	616	—
Interest rate (1)	10.46%	—%	—%	—%	—%	—%	10.46%
Brazilian reais
Bank loans	3	—	—	—	—	—	3	3	9
Interest rate (1)	8.81%	—%	—%	—%	—%	—%	8.81%		9.08%
Notes payable	—	—	—	—	—	—	—	—
Interest rate (1)	—%	—%	—%	—%	—%	—%	—%
Subtotal	3,553	—	—	—	—	—	3,553	3,553	4,663
Long term debt	3,912	8,497	9,959	5,494	18,576	29,308	75,746	73,933	72,254
Current portion of long term debt	3,912	—	—	—	—	—	3,912	—	1,871
Long- term debt	—	8,497	9,959	5,494	18,576	29,308	71,834	73,933	70,383
(1) All interest rates shown in this table are weighted average contractual annual rates.
(2) Interest rate derivatives that have been designated as fair value hedge relationships have been used by the Company to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “market value gain (loss) in financial instruments” in the period in which they occur. The Company has been applying fair value hedging to the hedged portion of the Senior Notes of US$705, which are linked to an interest rate swap. The hedging gain or loss adjusts the carrying amount of the hedged item and is be recognized in the consolidated income statements under “market value gain (loss) in financial instruments”. For the years ended on December 31, 2025, and 2024, the Company recorded in the consolidated income statements a loss of Ps. 544 and a gain of Ps. 383, respectively. As of December 31, 2025, and 2024 the carrying value of the Senior Note of US$705 is being reduced by an amount of Ps. 1,115 and 1,659 respectively, stemming from the impacts of fair value hedging.

Summary of Interest Expense
For the years ended December 31, 2025, 2024 and 2023, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2025	2024	2023
Interest on debts and borrowings	Ps. 4,697	Ps. 4,361	Ps. 4,215
Finance charges for employee benefits (See Note 15.4)	391	305	297
Derivative instruments (Interest)	2,307	2,147	2,086
Interest expense for leases (See Note 9)	381	349	278
Finance operating charges	354	370	226
Total	Ps. 8,130	Ps. 7,532	Ps. 7,102

Summary of Reconciliation of Liabilities Arising From Financing Activities

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2024	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2025
Short-term bank loans	Ps. 1,443	Ps. (445)	Ps. 3,323	Ps. —	Ps. —	Ps. —	Ps. (78)	Ps. (211)	Ps. 4,032
Total short-term from financing activities	Ps. 1,443	Ps. (445)	Ps. 3,323	Ps. —	Ps. —	Ps. —	Ps. (78)	Ps. (211)	Ps. 4,032
Long-term bank loans	147	(1,000)	1,836	—	—	—	7	(12)	978
Long-term notes payable	72,107	(1,696)	9,829	—	(29)	544	(5,987)	—	74,768
Total long-term from financing activities	Ps. 72,254	Ps. (2,696)	Ps. 11,665	Ps. —	Ps. (29)	Ps. 544	Ps. (5,980)	Ps. (12)	Ps. 75,746

Lease liabilities	Ps. 3,184	Ps. (895)	Ps. —	Ps. 1,033	Ps. (425)	Ps. —	Ps. (10)	Ps. 16	Ps. 2,903

Total from financing activities	Ps. 76,881	Ps. (4,036)	Ps. 14,988	Ps. 1,033	Ps. (454)	Ps. 544	Ps. (6,068)	Ps. (207)	Ps. 82,681

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2023	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2024
Short-term bank loans	Ps. 88	Ps. —	Ps. 1,394	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (39)	Ps. 1,443
Total short-term from financing activities	Ps. 88	Ps. —	Ps. 1,394	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (39)	Ps. 1,443
Long-term bank loans	175	(28)	—	—	—	—	—	—	147
Long-term notes payable	64,951	—	—	—	(3)	(383)	7,542	—	72,107
Total long-term from financing activities	Ps.65,126	Ps.(28)	Ps.—	Ps.—	Ps.(3)	Ps.(383)	Ps.7,542	Ps.—	Ps.72,254

Lease liabilities	Ps. 2,521	Ps. (856)	Ps. —	Ps. 1,046	Ps. 464	Ps. —	Ps. 11	Ps. (2)	Ps. 3,184

Total from financing activities	Ps. 67,735	Ps. (884)	Ps. 1,394	Ps. 1,046	Ps. 461	Ps. (383)	Ps. 7,553	Ps. (41)	Ps. 76,881